FAIR VALUE MEASUREMENT (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Recurring [Member] USD ($)	Dec. 31, 2014 Recurring [Member] CNY	Dec. 31, 2013 Recurring [Member] CNY		Dec. 31, 2014 Quoted Prices in Active Market for Identical Assets (Level 1) [Member] Recurring [Member] USD ($)	Dec. 31, 2014 Quoted Prices in Active Market for Identical Assets (Level 1) [Member] Recurring [Member] CNY	Dec. 31, 2013 Quoted Prices in Active Market for Identical Assets (Level 1) [Member] Recurring [Member] CNY		Dec. 31, 2014 Significant Other Observable Inputs (Level 2) [Member] Recurring [Member] USD ($)	Dec. 31, 2014 Significant Other Observable Inputs (Level 2) [Member] Recurring [Member] CNY	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) [Member] Recurring [Member] CNY	Dec. 31, 2014 Significant Unobservable Inputs (Level 3) [Member] Recurring [Member] USD ($)	Dec. 31, 2014 Significant Unobservable Inputs (Level 3) [Member] Recurring [Member] CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) [Member] Recurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments			8,565			8,565	[1]			8,565	[1]			[1]			[1]
Held-to-maturity investments				57,097	354,267							57,097	354,267
Total				57,097	354,267	8,565				8,565		57,097	354,267
Notional amounts of the forward foreign currency contracts	$ 54,000

[1]	Forward foreign currency contracts are included in prepaid expenses and other current assets on the Company's consolidated balance sheet.